Equity (Details) - USD ($)						12 Months Ended
		Aug. 15, 2025	Jun. 09, 2025	May 22, 2025	Jan. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025
Equity [Line Items]
Statutory reserves (in Dollars)						$ 361,083	$ 361,083
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[1]					350,000,000	350,000,000
Par value (in Dollars per share)	[1]					$ 0.0001	$ 0.0001
Re-designated ordinary shares								3,400,000
Class A Ordinary Shares [Member] | Employees [Member]
Equity [Line Items]
Aggregate ordinary shares		3,000,000		1,400,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[1]					150,000,000	150,000,000
Par value (in Dollars per share)	[1]					$ 0.0001	$ 0.0001
Re-designated ordinary shares								12,500,000
IPO [Member]
Equity [Line Items]
Ordinary shares					2,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares			500,000,000
Re-designated ordinary shares								15,900,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Vote per share			1
Ordinary shares	[2]					2,000,000
Aggregate ordinary shares	[2]					4,400,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Shareholder and Board Resolutions [Member]
Equity [Line Items]
Ordinary shares			350,000,000
Par value (in Dollars per share)			$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Vote per share			20
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Shareholder and Board Resolutions [Member]
Equity [Line Items]
Ordinary shares			150,000,000
Par value (in Dollars per share)			$ 0.0001
Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Per share (in Dollars per share)					$ 4
Statutory Reserve [Member] | PRC GAAP [Member]
Equity [Line Items]
Percentage of statutory surplus reserve						10.00%	50.00%
Statutory reserves (in Dollars)						$ 361,083	$ 361,083

[1]	The share amounts are presented on a retrospective basis.
[2]	The shares are presented on a retrospective basis.